Goodwill Intangible Assets and In-Process Revenue Contracts (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 124,993	$ 124,993
Accumulated Amortization	(103,349)	(96,230)
Net Carrying Amount	21,644	28,763
Customer contracts [Member] | Shuttle Tanker Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	124,250	124,250
Accumulated Amortization	(103,116)	(96,070)
Net Carrying Amount	21,134	28,180
Customer contracts [Member] | FPSO Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	353	353
Accumulated Amortization	(233)	(160)
Net Carrying Amount	120	193
Other intangible assets [Member] | FPSO Segment [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	390	390
Net Carrying Amount	$ 390	$ 390